Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000037539 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[1]
C000037539 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[1]
C000037539 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[1]
C000037539 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%	[1]
C000037539 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
C000037539 [Member] | Seven To 8 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000037539 [Member] | Eight To 9 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000037539 [Member] | Twenty One To 22 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000037539 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[1],[2]
C000037539 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1],[2]
C000037539 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%	[1],[2]
C000037539 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	41.80%	[1],[2]
C000037539 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1],[2]
C000037539 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1],[2]
C000219898 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[3],[4]
C000219898 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%	[3],[4]
C000219898 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3],[4]
C000219898 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[3],[4]
C000219898 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[3],[4]
C000219898 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3],[4]
C000219898 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3],[4]
C000219898 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3],[4]
C000219898 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3],[4]
C000219898 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000219898 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000219898 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[4]
C000219898 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%	[4]
C000219898 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[4]
C000219898 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)	[4]
C000182993 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[5]
C000182993 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	55.70%	[5]
C000182993 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[5]
C000182993 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[5]
C000182993 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[5]
C000182993 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5],[6]
C000182993 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5],[6]
C000182993 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[5],[6]
C000182993 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	67.40%	[5],[6]
C000182993 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[5],[6]
C000182993 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5],[6]
C000201167 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[7],[8]
C000201167 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.40%	[7],[8]
C000201167 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[7],[8]
C000201167 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[7],[8]
C000201167 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7],[8]
C000201167 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7],[8]
C000201167 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[8]
C000201167 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000201167 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%	[8]
C000201167 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%	[8]
C000201167 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000201167 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)	[8]
C000201167 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8],[9]
C000080009 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[10]
C000080009 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[10]
C000080009 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	63.30%	[10]
C000080009 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[10],[11]
C000080009 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[10],[11]
C000080009 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.30%	[10],[11]
C000080009 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[10],[11]
C000080009 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[10],[11]
C000080009 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[10],[11]
C000182992 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	60.80%	[12]
C000182992 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%	[12]
C000182992 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[12]
C000182992 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[12]
C000182992 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[12]
C000182992 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[12],[13]
C000182992 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[12],[13]
C000182992 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[12],[13]
C000182992 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[12],[13]
C000182992 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%	[12],[13]
C000182992 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12],[13]
C000189865 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[14]
C000189865 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.20%	[14]
C000189865 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[14]
C000189865 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[14]
C000189865 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[14]
C000189865 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[14],[15]
C000189865 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14],[15]
C000189865 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%	[14],[15]
C000189865 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%	[14],[15]
C000189865 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14],[15]
C000189865 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[14],[15]
C000012091 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[16]
C000012091 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%	[16]
C000012091 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[16]
C000012091 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[16]
C000012091 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%	[16]
C000012091 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[16],[17]
C000012091 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[16],[17]
C000012091 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%	[16],[17]
C000012091 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	42.10%	[16],[17]
C000012091 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[16],[17]
C000012091 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[16],[17]
C000037540 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	92.20%	[18]
C000037540 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[18]
C000037540 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000037540 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[18]
C000037540 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[18],[19]
C000037540 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[18],[19]
C000037540 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%	[18],[19]
C000037540 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%	[18],[19]
C000037540 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[18],[19]
C000037540 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[18],[19]
C000037543 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[20],[21]
C000037543 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%	[20],[21]
C000037543 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[20],[21]
C000037543 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[20],[21]
C000037543 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[20],[21]
C000037543 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[20],[21]
C000037543 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	60.70%	[21]
C000037543 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%	[21]
C000037543 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[21]
C000037543 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[21]
C000012092 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[22],[23]
C000012092 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.50%	[22],[23]
C000012092 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[22],[23]
C000012092 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[22],[23]
C000012092 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[22],[23]
C000012092 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[22],[23]
C000012092 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[23]
C000012092 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[23]
C000012092 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[23]
C000012092 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[23]
C000012092 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[23]
C000012092 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)	[23]
C000012092 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[23]
C000037541 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[24]
C000037541 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[24]
C000037541 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[24]
C000037541 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[24]
C000037541 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[24]
C000037541 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[24],[25]
C000037541 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[24],[25]
C000037541 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.80%	[24],[25]
C000037541 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%	[24],[25]
C000037541 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[24],[25]
C000037541 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[24],[25]
C000037544 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[26]
C000037544 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[26]
C000037544 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[26]
C000037544 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[26]
C000037544 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[26]
C000037544 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	68.10%	[26]
C000037544 [Member] | Thirty To 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[26]
C000037544 [Member] | Federal Home Loan Mortgage Corporation (FHLMC) [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[26]
C000037544 [Member] | Federal National Mortgage Association (FNMA) [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[26]
C000037544 [Member] | Government National Mortgage Association (GNMA) [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[26]
C000037544 [Member] | Uniform Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	75.20%	[26]
C000037542 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[27],[28]
C000037542 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.10%	[27],[28]
C000037542 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[27],[28]
C000037542 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[27],[28]
C000037542 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[27],[28]
C000037542 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[27],[28]
C000037542 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%	[28]
C000037542 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[28]
C000037542 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[28]
C000037542 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[28]
C000046846 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%	[29]
C000046846 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%	[29]
C000046846 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[29]
C000046846 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[29]
C000046846 [Member] | Zero To 1 year [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[29]
C000046846 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[29],[30]
C000046846 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[29],[30]
C000046846 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%	[29],[30]
C000046846 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[29],[30]
C000046846 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%	[29],[30]
C000046846 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[29],[30]
C000174365 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[31],[32]
C000174365 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%	[31],[32]
C000174365 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[31],[32]
C000174365 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[31],[32]
C000174365 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[31],[32]
C000174365 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[31],[32]
C000174365 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[31],[32]
C000174365 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[31],[32]
C000174365 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[31],[32]
C000174365 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[32]
C000174365 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	72.50%	[32]
C000174365 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[32]
C000174365 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[32]
C000174365 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)	[32]
C000174365 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[32]
C000174365 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[32],[33]
C000080010 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[34],[35]
C000080010 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%	[34],[35]
C000080010 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[34],[35]
C000080010 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[34],[35]
C000080010 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[34],[35]
C000080010 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[34],[35]
C000080010 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[34],[35]
C000080010 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[34],[35]
C000080010 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[34],[35]
C000080010 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%	[35]
C000080010 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%	[35]
C000080010 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[35]
C000080010 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[35]
C000189864 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[36]
C000189864 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[36]
C000189864 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[36]
C000189864 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[36]
C000189864 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[36]
C000189864 [Member] | Seven To 8 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[36]
C000189864 [Member] | Nine To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[36]
C000189864 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[36],[37]
C000189864 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[36],[37]
C000189864 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%	[36],[37]
C000189864 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	45.60%	[36],[37]
C000189864 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[36],[37]
C000189864 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[36],[37]

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[8]	Excludes money market funds.
[9]	Rounds to less than 0.1%.
[10]	Excludes money market funds.
[11]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	Excludes money market funds.
[13]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[14]	Excludes money market funds.
[15]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[16]	Excludes money market funds.
[17]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[18]	Excludes money market funds.
[19]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[20]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[21]	Excludes money market funds.
[22]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[23]	Excludes money market funds.
[24]	Excludes money market funds.
[25]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[26]	Excludes money market funds.
[27]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[28]	Excludes money market funds.
[29]	Excludes money market funds.
[30]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[31]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[32]	Excludes money market funds.
[33]	Rounds to less than 0.1%.
[34]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[35]	Excludes money market funds.
[36]	Excludes money market funds.
[37]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.